Investment Portfolio - March 31, 2026

(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS - 96.1%

Non-Convertible Corporate Bonds- 96.1%
Communication Services - 4.8%
Diversified Telecommunication Services - 1.1%
Level 3 Financing, Inc., 6.875%, 6/30/2033[2]	100,000	$101,827
Uniti Services LLC, 7.50%, 10/15/2033[2]	100,000	103,931
Windstream Services LLC - Windstream Escrow Finance Corp., 8.25%, 10/1/2031[2]	110,000	115,218
		320,976
Entertainment - 1.1%
Discovery Global Holdings, Inc., 4.279%, 3/15/2032	110,000	97,388
Rivers Enterprise Borrower LLC - Rivers Enterprise Finance Corp.,
6.25%, 10/15/2030[2]	105,000	104,848
6.625%, 2/1/2033[2]	105,000	104,549
		306,785
Interactive Media & Services - 0.7%
Cars.com, Inc., 6.375%, 11/1/2028[2]	105,000	102,274
Snap, Inc., 6.875%, 3/15/2034[2]	100,000	94,019
		196,293
Media - 1.5%
CCO Holdings LLC - CCO Holdings Capital Corp., 4.50%, 8/15/2030[2]	110,000	102,663
Scripps Escrow II, Inc., 3.875%, 1/15/2029[2]	115,000	106,328
Sirius X.M. Radio LLC, 4.00%, 7/15/2028[2]	105,000	101,470
Univision Communications, Inc., 8.50%, 7/31/2031[2]	100,000	100,302
		410,763
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. (Canada) (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.590%), 5.25%, 3/15/2082[2,3]	105,000	103,664
Total Communication Services		1,338,481

Consumer Discretionary - 20.7%
Auto Components - 1.8%
Adient Global Holdings Ltd., 7.50%, 2/15/2033[2]	110,000	111,365
American Axle & Manufacturing, Inc., 5.00%, 10/1/2029	100,000	95,332
Garrett Motion Holdings, Inc. - Garrett LX I S.A.R.L, 7.75%, 5/31/2032[2]	95,000	98,263
Phinia, Inc., 6.75%, 4/15/2029[2]	100,000	102,075
The Goodyear Tire & Rubber Co., 5.25%, 7/15/2031	110,000	98,530
		505,565

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles - 0.4%
Nissan Motor Acceptance Co. LLC, 2.45%, 9/15/2028[2]	115,000	$105,112

Broadline Retail - 1.1%
Kohl’s Corp., 10.00%, 6/1/2030[2]	95,000	100,384
Macy’s Retail Holdings LLC, 6.125%, 3/15/2032[2]	100,000	98,445
Nordstrom, Inc., 4.00%, 3/15/2027	105,000	102,960
		301,789
Diversified Consumer Services - 1.1%
Grand Canyon Univ., 5.125%, 10/1/2028	105,000	104,222
McGraw-Hill Education, Inc., 7.375%, 9/1/2031[2]	100,000	102,142
StoneMor, Inc., 8.50%, 5/15/2029[2]	105,000	102,379
		308,743
Entertainment - 0.4%
Mohegan Tribal Gaming Authority - MS Digital Entertainment Holdings LLC, 8.25%, 4/15/2030[2]	100,000	102,153

Hotels, Restaurants & Leisure - 4.2%
Bloomin’ Brands, Inc. - OSI Restaurant Partners LLC, 5.125%, 4/15/2029[2]	115,000	102,002
Caesars Entertainment, Inc., 6.50%, 2/15/2032[2]	100,000	98,901
Carnival Corp., 5.75%, 8/1/2032[2]	100,000	100,019
Fertitta Entertainment LLC - Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/2029[2]	105,000	100,471
Jacobs Entertainment, Inc., 6.75%, 2/15/2029[2]	105,000	97,999
Marriott Ownership Resorts, Inc., 6.50%, 10/1/2033[2]	105,000	99,839
MGM Resorts International, 6.50%, 4/15/2032	100,000	100,812
Ontario Gaming GTA LP - OTG Co-Issuer, Inc. (Canada), 8.00%, 8/1/2030[2]	100,000	95,907
Six Flags Entertainment Corp. - Canada’s Wonderland Co. - Magnum Management Corp., 5.25%, 7/15/2029	105,000	100,416
Travel + Leisure Co., 4.625%, 3/1/2030[2]	105,000	99,982
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029[2]	100,000	99,795
Wynn Resorts Finance LLC - Wynn Resorts Capital Corp., 7.125%, 2/15/2031[2]	100,000	105,056
		1,201,199
Household Durables - 6.0%
Adams Homes, Inc., 9.25%, 10/15/2028[2]	100,000	103,094
Ashton Woods USA LLC - Ashton Woods Finance Co., 4.625%, 4/1/2030[2]	110,000	102,375

Investment Portfolio - March 31, 2026

(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Beazer Homes USA, Inc., 7.50%, 3/15/2031[2].	105,000	$103,319
Brookfield Residential Properties, Inc. - Brookfield Residential U.S. LLC (Canada), 4.875%, 2/15/2030[2]	95,000	87,548
Century Communities, Inc., 3.875%, 8/15/2029[2]	110,000	103,252
Dream Finders Homes, Inc., 8.25%, 8/15/2028[2]	100,000	101,602
Empire Communities Corp. (Canada), 9.75%, 5/1/2029[2]	95,000	95,344
K Hovnanian Enterprises, Inc., 8.00%, 4/1/2031[2]	105,000	104,117
KB Home, 7.25%, 7/15/2030	100,000	102,036
LGI Homes, Inc., 4.00%, 7/15/2029[2].	110,000	98,163
M/I Homes, Inc., 3.95%, 2/15/2030	110,000	103,194
Newell Brands, Inc., 8.50%, 6/1/2028[2]	95,000	98,240
Risewell Homes, Inc., 9.25%, 10/1/2029[2]	100,000	101,176
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028[2]	100,000	100,168
Tri Pointe Homes, Inc., 5.70%, 6/15/2028	100,000	100,820
Weekley Homes LLC - Weekley Finance Corp., 4.875%, 9/15/2028[2]	105,000	101,579
Whirlpool Corp., 2.40%, 5/15/2031	120,000	95,936
		1,701,963
Internet & Direct Marketing Retail - 0.4%
Match Group Holdings II LLC, 4.625%, 6/1/2028[2]	105,000	102,696

Specialty Retail - 3.9%
Academy Ltd., 6.00%, 11/15/2027[2]	100,000	100,012
Advance Auto Parts, Inc., 7.00%, 8/1/2030[2]	100,000	101,257
Asbury Automotive Group, Inc., 5.00%, 2/15/2032[2]	105,000	99,514
Group 1 Automotive, Inc., 6.375%, 1/15/2030[2]	100,000	100,886
Lithia Motors, Inc., 4.375%, 1/15/2031[2]	105,000	98,472
Sonic Automotive, Inc., 4.875%, 11/15/2031[2]	105,000	99,507
Specialty Building Products Holdings LLC - SBP Finance Corp., 7.75%, 10/15/2029[2]	100,000	86,939
The Gap, Inc., 3.625%, 10/1/2029[2]	110,000	102,806
Upbound Group, Inc., 6.375%, 2/15/2029[2]	105,000	101,851
Victra Holdings LLC - Victra Finance Corp., 8.75%, 9/15/2029[2]	100,000	103,654
Wayfair LLC, 7.75%, 9/15/2030[2]	100,000	104,052
		1,098,950
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc., 4.125%, 8/15/2031[2]	110,000	99,326

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc., 4.125%, 11/15/2029[2]	105,000	$99,443
Under Armour, Inc., 7.25%, 7/15/2030[2]	100,000	101,107
VF Corp., 2.95%, 4/23/2030	120,000	107,162
		407,038
Total Consumer Discretionary		5,835,208

Consumer Staples - 2.1%
Food Products - 0.7%
Darling Ingredients, Inc., 5.25%, 4/15/2027[2]	100,000	99,926
Fiesta Purchaser, Inc., 7.875%, 3/1/2031[2]	100,000	101,777
		201,703
Personal Care Products - 1.0%
BellRing Brands, Inc., 7.00%, 3/15/2030[2]	100,000	100,329
Edgewell Personal Care Co., 4.125%, 4/1/2029[2]	105,000	99,201
HLF Financing S.A.R.L LLC - Herbalife International, Inc., 4.875%, 6/1/2029[2]	100,000	93,712
		293,242
Tobacco - 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032[2]	95,000	97,553

Total Consumer Staples		592,498

Energy - 11.2%
Energy Equipment & Services - 1.8%
Noble Finance II LLC, 8.00%, 4/15/2030[2]	100,000	103,205
Oceaneering International, Inc., 6.00%, 2/1/2028	100,000	100,468
Precision Drilling Corp.(Canada), 6.875%, 1/15/2029[2]	105,000	105,719
Tidewater, Inc., 9.125%, 7/15/2030[2]	95,000	101,419
WBI Operating LLC, 6.25%, 10/15/2030[2]	105,000	105,400
		516,211
Oil, Gas & Consumable Fuels - 9.4%
Antero Midstream Partners LP - Antero Midstream Finance Corp., 5.75%, 1/15/2028[2]	100,000	99,950
Ascent Resources Utica Holdings LLC - ARU Finance Corp., 6.625%, 7/15/2033[2]	100,000	101,515
CITGO Petroleum Corp., 8.375%, 1/15/2029[2]	100,000	103,231
CNX Midstream Partners LP, 4.75%, 4/15/2030[2]	110,000	104,825
Crescent Energy Finance LLC, 7.75%, 7/31/2029[2]	100,000	100,715

Investment Portfolio - March 31, 2026

(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP - Delek Logistics Finance Corp., 8.625%, 3/15/2029[2]	100,000	$103,501
Excelerate Energy LP, 8.00%, 5/15/2030[2]	95,000	99,475
Global Partners LP - GLP Finance Corp., 7.125%, 7/1/2033[2]	100,000	100,842
Hess Midstream Operations LP, 5.875%, 3/1/2028[2]	100,000	100,784
Howard Midstream Energy Partners LLC, 7.375%, 7/15/2032[2]	100,000	103,439
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029[2]	100,000	101,609
Magnolia Oil & Gas Operating LLC - Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/2032[2]	100,000	102,771
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[2]	100,000	102,893
Matador Resources Co., 6.50%, 4/15/2032[2]	100,000	101,064
Murphy Oil USA, Inc., 5.625%, 5/1/2027	105,000	104,887
NGL Energy Operating LLC - NGL Energy Finance Corp., 8.125%, 2/15/2029[2]	100,000	103,090
Northriver Midstream Finance LP (Canada), 6.75%, 7/15/2032[2]	100,000	100,563
NuStar Logistics LP, 5.625%, 4/28/2027	100,000	100,192
PBF Holding Co. LLC - PBF Finance Corp., 6.00%, 2/15/2028	105,000	104,717
Rockies Express Pipeline LLC, 4.80%, 5/15/2030[2]	105,000	100,639
SM Energy Co., 6.75%, 8/1/2029[2].	100,000	101,577
Sunoco LP - Sunoco Finance Corp., 5.875%, 3/15/2028	105,000	104,865
Talos Production, Inc., 9.00%, 2/1/2029[2]	100,000	104,069
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030[2]	95,000	97,159
Venture Global LNG, Inc., 8.125%, 6/1/2028[2]	100,000	102,393
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029[2]	100,000	101,133
		2,651,898
Total Energy		3,168,109

Financials - 11.8%
Banks - 0.4%
Popular, Inc. (Puerto Rico), 7.25%, 3/13/2028	100,000	103,475

Capital Markets - 2.5%
Aretec Group, Inc., 10.00%, 8/15/2030[2]	95,000	100,917

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Brookfield Property REIT, Inc. - BPR Cumulus LLC - BPR Nimbus LLC - GGSI Sellco LL, 4.50%, 4/1/2027[2]	105,000	$102,848
Coinbase Global, Inc., 3.625%, 10/1/2031[2]	115,000	97,225
Freedom Mortgage Holdings LLC, 9.25%, 2/1/2029[2]	100,000	101,400
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027	105,000	102,905
Stonex Escrow Issuer LLC, 6.875%, 7/15/2032[2]	100,000	101,314
VFH Parent LLC - Valor Co-Issuer, Inc., 7.50%, 6/15/2031[2]	100,000	102,827
		709,436
Consumer Finance - 2.9%
Bread Financial Holdings, Inc., 6.75%, 5/15/2031[2]	105,000	104,191
Credit Acceptance Corp., 6.625%, 3/15/2030[2]	100,000	97,512
EZCORP, Inc., 7.375%, 4/1/2032[2]	100,000	104,306
FirstCash, Inc., 4.625%, 9/1/2028[2]	105,000	103,153
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030[2]	100,000	104,307
OneMain Finance Corp., 3.875%, 9/15/2028	105,000	99,826
PROG Holdings, Inc., 6.00%, 11/15/2029[2]	105,000	100,126
SLM Corp., 6.50%, 1/31/2030	110,000	108,237
		821,658
Financial Services - 4.3%
Block, Inc., 5.625%, 8/15/2030[2]	100,000	99,460
Coinbase Global, Inc., 3.375%, 10/1/2028[2]	110,000	103,015
CPI C.G., Inc., 10.00%, 7/15/2029[2]	100,000	105,397
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/2030[2]	105,000	100,086
PennyMac Financial Services, Inc., 6.75%, 2/15/2034[2]	100,000	93,654
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[2]	95,000	97,542
Rocket Mortgage LLC - Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/2029[2]	105,000	99,491
Shift4 Payments LLC - Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032[2]	100,000	98,411
United Wholesale Mortgage LLC, 5.75%, 6/15/2027[2]	105,000	103,380
UWM Holdings LLC, 6.625%, 2/1/2030[2]	100,000	94,308
Walker & Dunlop, Inc., 6.625%, 4/1/2033[2]	105,000	102,203
WEX, Inc., 6.50%, 3/15/2033[2]	100,000	97,913
		1,194,860

Investment Portfolio - March 31, 2026

(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 1.0%
APH Somerset Investor 2 LLC - APH2 Somerset Investor 2 LLC - APH3 Somerset Investor, 7.875%, 11/1/2029[2]	100,000	$90,378
Assurant, Inc., (3 mo. CME Term U.S. Secured Overnight Financing Rate + 4.135%), 7.00%, 3/27/2048[3]	100,000	101,244
Wilton RE Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.266%), 6.00%[2,3,4]	100,000	96,296
		287,918
Mortgage Real Estate Investment Trusts (REITS) - 0.7%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/2029[2]	100,000	104,907
Starwood Property Trust, Inc., 5.25%, 10/15/2028[2]	100,000	99,158
		204,065
Total Financials		3,321,412

Health Care - 5.4%
Health Care Equipment & Supplies - 0.7%
Bausch + Lomb Corp., 8.375%, 10/1/2028[2]	100,000	103,480
Embecta Corp., 5.00%, 2/15/2030[2]	110,000	101,825
		205,305
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033[2]	95,000	97,428
AdaptHealth LLC, 4.625%, 8/1/2029[2]	110,000	104,926
AMN Healthcare, Inc., 4.00%, 4/15/2029[2]	110,000	103,408
Community Health Systems, Inc., 5.25%, 5/15/2030[2]	110,000	103,647
Molina Healthcare, Inc., 4.375%, 6/15/2028[2]	105,000	101,614
Prime Healthcare Services, Inc., 9.375%, 9/1/2029[2]	100,000	103,656
Radiology Partners, Inc., 8.50%, 7/15/2032[2]	100,000	101,503
Select Medical Corp., 6.25%, 12/1/2032[2]	105,000	99,802
		815,984
Life Science Tools & Service - 1.1%
Avantor Funding, Inc., 4.625%, 7/15/2028[2]	105,000	102,461
Charles River Laboratories International, Inc., 4.25%, 5/1/2028[2]	105,000	102,548
Sotera Health Holdings LLC, 7.375%, 6/1/2031[2]	95,000	98,327
		303,336

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 0.7%
Endo Finance Holding LP, 8.50%, 4/15/2031[2]	95,000	$99,450
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	105,000	95,839
		195,289
Total Health Care		1,519,914

Industrials - 16.0%
Aerospace & Defense - 0.3%
ATI, Inc., 5.875%, 12/1/2027	100,000	100,064

Air Freight & Logistics - 1.1%
Clue Opco LLC, 9.50%, 10/15/2031[2]	100,000	97,211
Rand Parent LLC, 8.50%, 2/15/2030[2]	100,000	102,886
Stonepeak Nile Parent LLC, 7.25%, 3/15/2032[2]	95,000	98,612
		298,709
Building Products - 2.1%
Builders FirstSource, Inc., 6.75%, 5/15/2035[2]	95,000	95,055
Knife River Corp., 7.75%, 5/1/2031[2]	100,000	103,683
Masterbrand, Inc., 7.00%, 7/15/2032[2]	100,000	97,887
Miter Brands Acquisition Holdco, Inc. - MIWD Borrower LLC, 6.75%, 4/1/2032[2]	100,000	95,738
Resideo Funding, Inc., 6.50%, 7/15/2032[2]	105,000	103,606
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/2028[2]	100,000	99,285
		595,254
Commercial Services & Supplies - 2.9%
CoreCivic, Inc., 8.25%, 4/15/2029	100,000	104,360
Deluxe Corp., 8.125%, 9/15/2029[2]	100,000	104,114
Garda World Security Corp. (Canada), 6.50%, 1/15/2031[2]	100,000	101,533
HNI Corp., 5.125%, 1/18/2029 (Acquired 12/08/2025, cost $98,073)[5]	97,000	96,140
Pitney Bowes, Inc., 7.25%, 3/15/2029[2]	105,000	105,191
RB Global Holdings, Inc. (Canada), 6.75%, 3/15/2028[2]	100,000	101,567
The GEO Group, Inc., 10.25%, 4/15/2031	90,000	96,038
VT Topco, Inc., 8.50%, 8/15/2030[2]	100,000	101,598
		810,541
Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/2032[2]	100,000	100,985

Electrical Equipment - 0.4%
Atkore, Inc., 4.25%, 6/1/2031[2]	110,000	103,233

Investment Portfolio - March 31, 2026

(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Ground Transportation - 0.7%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 4.75%, 4/1/2028[2]	105,000	$102,204
XPO CNW, Inc., 6.70%, 5/1/2034	95,000	97,318
		199,522
Machinery - 2.8%
ATS Corp. (Canada), 4.125%, 12/15/2028[2]	105,000	101,248
Columbus McKinnon Corp., 7.125%, 2/1/2033[2]	100,000	99,794
JB Poindexter & Co., Inc., 8.75%, 12/15/2031[2]	95,000	96,424
New Flyer Holdings, Inc. (Canada), 9.25%, 7/1/2030[2]	95,000	101,540
Park-Ohio Industries, Inc., 8.50%, 8/1/2030[2]	100,000	102,250
The Manitowoc Co., Inc., 9.25%, 10/1/2031[2]	110,000	114,934
TMS International Corp., 6.25%, 4/15/2029[2]	105,000	102,211
Wabash National Corp., 4.50%, 10/15/2028[2]	95,000	83,636
		802,037
Passenger Airlines - 1.0%
Allegiant Travel Co., 7.25%, 8/15/2027[2]	76,000	76,238
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029[2]	105,000	104,182
VistaJet Malta Finance plc - Vista Management Holding, Inc. (Switzerland), 6.375%, 2/1/2030[2]	105,000	90,639
		271,059
Professional Services - 0.4%
KBR, Inc., 4.75%, 9/30/2028[2]	105,000	102,825

Trading Companies & Distributors - 3.7%
Azorra Finance Ltd., 7.25%, 1/15/2031[2]	100,000	100,897
BlueLinx Holdings, Inc., 6.00%, 11/15/2029[2]	100,000	97,023
GGAM Finance Ltd. (Ireland), 8.00%, 6/15/2028[2]	95,000	98,557
Herc Holdings, Inc., 5.75%, 3/15/2031[2]	105,000	103,477
Long Ridge Energy LLC, 8.75%, 2/15/2032[2]	110,000	115,365
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 7/15/2030[2]	95,000	95,523
QXO Building Products, Inc., 6.75%, 4/30/2032[2]	100,000	102,015
TrueNoord Capital DAC (Ireland), 8.75%, 3/1/2030[2]	95,000	96,889
Veritiv Operating Co., 10.50%, 11/30/2030[2]	115,000	119,415

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Windsor Holdings III LLC, 8.50%, 6/15/2030[2]	100,000	$103,575
		1,032,736
Transporation Infrastructure - 0.3%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	100,000	99,861
Total Industrials		4,516,826

Information Technology - 6.2%
Communication Equipment - 0.3%
Viasat, Inc., 5.625%, 4/15/2027[2]	100,000	99,571

IT Services - 1.5%
ASGN, Inc., 4.625%, 5/15/2028[2]	105,000	101,629
Fortress Intermediate 3, Inc., 7.50%, 6/1/2031[2]	100,000	99,591
Go Daddy Operating Co LLC - GD Finance Co., Inc., 3.50%, 3/1/2029[2]	110,000	102,425
Insight Enterprises, Inc., 6.625%, 5/15/2032[2]	110,000	106,082
		409,727
Semiconductors & Semiconductor Equipment - 0.4%
Entegris, Inc., 4.375%, 4/15/2028[2]	105,000	102,892

Software - 4.0%
Cipher Compute LLC, 7.125%, 11/15/2030[2]	100,000	103,635
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028[2]	105,000	103,963
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029	110,000	104,667
Elastic N.V., 4.125%, 7/15/2029[2]	110,000	103,209
Fair Isaac Corp., 4.00%, 6/15/2028[2]	105,000	101,933
Flash Compute LLC, 7.25%, 12/31/2030[2]	100,000	100,867
Gen Digital, Inc., 6.75%, 9/30/2027[2]	105,000	105,485
PTC, Inc., 4.00%, 2/15/2028[2]	105,000	102,548
RingCentral, Inc., 8.50%, 8/15/2030[2]	95,000	99,371
UKG, Inc., 6.875%, 2/1/2031[2]	105,000	102,937
WULF Compute LLC, 7.75%, 10/15/2030[2]	95,000	100,389
		1,129,004
Total Information Technology		1,741,194

Materials - 8.9%
Chemicals - 3.6%
Celanese U.S. Holdings LLC, 7.05%, 11/15/2030	100,000	105,768
CVR Partners LP - CVR Nitrogen Finance Corp., 6.125%, 6/15/2028[2]	105,000	104,507
Huntsman International LLC, 4.50%, 5/1/2029	105,000	98,343
Ingevity Corp., 3.875%, 11/1/2028[2]	100,000	95,899

Investment Portfolio - March 31, 2026

(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Methanex U.S. Operations, Inc., 6.25%, 3/15/2032[2]	100,000	$102,338
Minerals Technologies, Inc., 5.00%, 7/1/2028[2]	105,000	104,078
Olin Corp., 5.00%, 2/1/2030	105,000	100,797
Qnity Electronics, Inc., 5.75%, 8/15/2032[2]	100,000	100,125
The Chemours Co., 4.625%, 11/15/2029[2]	110,000	103,332
WR Grace Holdings LLC, 6.625%, 8/15/2032[2]	105,000	102,320
		1,017,507
Construction Materials - 1.0%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/2033[2]	100,000	103,138
CP Atlas Buyer, Inc., 9.75%, 7/15/2030[2]	100,000	94,161
Standard Industries, Inc., 4.375%, 7/15/2030[2]	105,000	99,136
		296,435
Containers & Packaging - 3.2%
Ardagh Group S.A., 9.50%, 12/1/2030[2]	95,000	99,306
Cascades Inc. - Cascades USA, Inc. (Canada), 6.75%, 7/15/2030[2]	105,000	105,910
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032[2]	100,000	94,596
Graphic Packaging International LLC, 3.75%, 2/1/2030[2]	110,000	101,160
Mauser Packaging Solutions Holding Co.,
7.875%, 4/15/2027[2]	100,000	97,161
7.875%, 4/15/2030[2]	100,000	99,963
OI European Group B.V., 4.75%, 2/15/2030[2]	100,000	92,864
Sealed Air Corp. - Sealed Air Corp. U.S., 7.25%, 2/15/2031[2]	100,000	105,365
TriMas Corp., 4.125%, 4/15/2029[2]	105,000	99,947
		896,272
Metals & Mining - 1.1%
Champion Iron Canada, Inc. (Canada), 7.875%, 7/15/2032[2]	100,000	103,857
Cleveland-Cliffs, Inc., 4.875%, 3/1/2031[2]	110,000	98,891
Novelis Corp., 4.75%, 1/30/2030[2]	105,000	99,449
		302,197
Total Materials		2,512,411

Real Estate - 5.0%
Health Care REITs - 0.3%
Diversified Healthcare Trust, 4.375%, 3/1/2031	115,000	101,880

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC - PK Domestic Property LLC - PK Finance Co-Issuer, 7.00%, 2/1/2030[2]	100,000	$101,203
RLJ Lodging Trust LP, 4.00%, 9/15/2029[2]	110,000	103,372
		204,575
Office REITs - 0.7%
Brandywine Operating Partnership LP, 8.30%, 3/15/2028	95,000	96,670
Hudson Pacific Properties LP, 3.95%, 11/1/2027	105,000	99,113
		195,783
Real Estate Management & Development - 2.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/2028[2]	100,000	100,149
Five Point Operating Co. LP, 8.00%, 10/1/2030[2]	110,000	109,809
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030[2]	100,000	104,336
Hunt Companies, Inc., 5.25%, 4/15/2029[2]	105,000	98,887
Newmark Group, Inc., 7.50%, 1/12/2029	95,000	99,626
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	105,000	99,394
		612,201
Specialized REITs - 1.1%
Millrose Properties, Inc., 6.375%, 8/1/2030[2]	100,000	100,167
Rithm Capital Corp., 8.00%, 7/15/2030[2]	100,000	96,670
Vornado Realty LP, 3.40%, 6/1/2031	115,000	102,518
		299,355
Total Real Estate		1,413,794

Utilities - 4.0%
Electric Utilities - 0.7%
NRG Energy, Inc., 5.75%, 1/15/2028	100,000	100,257
PG&E Corp., 5.25%, 7/1/2030	105,000	103,609
		203,866
Gas Utilities - 1.8%
AmeriGas Partners LP - AmeriGas Finance Corp., 9.50%, 6/1/2030[2]	95,000	100,674
Ferrellgas LP - Ferrellgas Finance Corp., 5.875%, 4/1/2029[2]	110,000	105,489
Suburban Propane Partners LP - Suburban Energy Finance Corp., 6.50%, 12/15/2035[2]	105,000	102,082
Superior Plus LP - Superior General Partner, Inc. (Canada), 4.50%, 3/15/2029[2]	105,000	100,218

Investment Portfolio - March 31, 2026

(unaudited)

SYSTEMATIC HIGH YIELD BOND SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Gas Utilities (continued)
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029[2]	105,000	$102,567
		511,030
Independent Power and Renewable Electricity Producers - 1.5%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/2029[2]	110,000	102,714
TerraForm Power Operating LLC, 5.00%, 1/31/2028[2]	105,000	103,875
VoltaGrid LLC, 7.375%, 11/1/2030[2]	100,000	103,187

	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/2027[2]	105,000	$103,967
		413,743
Total Utilities		1,128,639

TOTAL CORPORATE BONDS
(Identified Cost $27,606,547)		27,088,486

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[6]
(Identified Cost $595,817)	595,817	595,817

TOTAL INVESTMENTS - 98.2%
(Identified Cost $28,202,364)		27,684,303
OTHER ASSETS, LESS LIABILITIES - 1.8%		507,102
NET ASSETS - 100%		$28,191,405

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2026 was $23,145,855, which represented 82.1% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2026.

4Security is perpetual in nature and has no stated maturity date.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2026 was $96,140, or 0.3% of the Series’ Net Assets.

6Rate shown is the current yield as of March 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

Investment Portfolio - March 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$1,338,481	$—	$1,338,481	$—
Consumer Discretionary	5,835,208	—	5,835,208	—
Consumer Staples	592,498	—	592,498	—
Energy	3,168,109	—	3,168,109	—
Financials	3,321,412	—	3,321,412	—
Health Care	1,519,914	—	1,519,914	—
Industrials	4,516,826	—	4,516,826	—
Information Technology	1,741,194	—	1,741,194	—
Materials	2,512,411	—	2,512,411	—
Real Estate	1,413,794	—	1,413,794	—
Utilities	1,128,639	—	1,128,639	—
Short-Term Investment	595,817	595,817	—	—
Total assets	$27,684,303	$595,817	$27,088,486	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or March 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.